Regulatory Matters - Minimum Total Risk-Based, Tier I Risk-Based, and Tier I Leverage Ratios (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 1 risk-based capital ratio, Actual Ratio	4.00%
Total risk-based capital ratio, Actual Ratio	8.00%
Citizens Holding Company
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 1 leverage ratio	$ 90,392	$ 87,589
Common Equity tier 1 capital ratio	90,392
Tier 1 risk-based capital ratio	90,392	87,589
Total risk-based capital ratio	$ 96,866	$ 94,131
Tier 1 leverage ratio, Actual Ratio	9.26%	9.60%
Common Equity tier 1 capital ratio, Actual Ratio	9.26%	0.00%
Tier 1 risk-based capital ratio, Actual Ratio	16.37%	16.60%
Total risk-based capital ratio, Actual Ratio	17.54%	17.84%
Tier 1 leverage ratio, Minimum Capital Requirement to be Well Capitalized, Amount	$ 48,822
Common Equity tier 1 capital ratio, Minimum Capital Requirement to be Well Capitalized, Amount	63,469	$ 45,610
Tier 1 risk-based capital ratio, Minimum Capital Requirement to be Well Capitalized, Amount	44,175	31,665
Total risk-based capital ratio, Minimum Capital Requirement to be Well Capitalized, Amount	44,175	31,665
Common Equity tier 1 capital ratio, Minimum Capital Requirement to be Well Capitalized, Amount	$ 55,219	$ 52,775
Tier 1 leverage ratio, Minimum Capital Requirement to be Well Capitalized, Ratio	5.00%	5.00%
Common Equity tier 1 capital ratio, Minimum Capital Requirement to be Well Capitalized, Ratio	6.50%	0.00%
Tier 1 risk-based capital ratio, Minimum Capital Requirement to be Well Capitalized, Ratio	8.00%	6.00%
Total risk-based capital ratio, Minimum Capital Requirement to be Well Capitalized, Ratio	10.00%	10.00%
Tier 1 leverage ratio, Minimum Capital Requirement to be Adequately Capitalized, Amount	$ 39,058	$ 36,488
Common Equity tier 1 capital ratio, Minimum Capital Requirement to be Adequately Capitalized, Amount	43,940
Tier 1 risk-based capital ratio, Minimum Capital Requirement to be Adequately Capitalized, Amount	33,131	21,110
Total risk-based capital ratio, Minimum Capital Requirement to be Adequately Capitalized, Amount	$ 44,175	$ 42,220
Tier 1 leverage ratio, Minimum Capital Requirement to be Adequately Capitalized, Ratio	4.00%	4.00%
Common Equity tier 1 capital ratio, Minimum Capital Requirement to be Adequately Capitalized, Ratio	4.50%	0.00%
Tier 1 risk-based capital ratio, Minimum Capital Requirement to be Adequately Capitalized, Ratio	6.00%	4.00%
Total risk-based capital ratio, Minimum Capital Requirement to be Adequately Capitalized, Ratio	8.00%	8.00%
Citizens Bank of Philadelphia
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 1 leverage ratio	$ 87,721	$ 85,529
Common Equity tier 1 capital ratio	87,721
Tier 1 risk-based capital ratio	87,721	85,529
Total risk-based capital ratio	$ 94,194	$ 92,071
Tier 1 leverage ratio, Actual Ratio	8.99%	9.71%
Common Equity tier 1 capital ratio, Actual Ratio	8.99%	0.00%
Tier 1 risk-based capital ratio, Actual Ratio	15.89%	16.22%
Total risk-based capital ratio, Actual Ratio	17.07%	17.46%
Tier 1 leverage ratio, Minimum Capital Requirement to be Well Capitalized, Amount	$ 48,800	$ 44,059
Common Equity tier 1 capital ratio, Minimum Capital Requirement to be Well Capitalized, Amount	63,440
Tier 1 risk-based capital ratio, Minimum Capital Requirement to be Well Capitalized, Amount	44,150	31,643
Total risk-based capital ratio, Minimum Capital Requirement to be Well Capitalized, Amount	44,150	31,643
Common Equity tier 1 capital ratio, Minimum Capital Requirement to be Well Capitalized, Amount	$ 55,188	$ 52,738
Tier 1 leverage ratio, Minimum Capital Requirement to be Well Capitalized, Ratio	5.00%	5.00%
Common Equity tier 1 capital ratio, Minimum Capital Requirement to be Well Capitalized, Ratio	6.50%	0.00%
Tier 1 risk-based capital ratio, Minimum Capital Requirement to be Well Capitalized, Ratio	8.00%	6.00%
Total risk-based capital ratio, Minimum Capital Requirement to be Well Capitalized, Ratio	10.00%	10.00%
Tier 1 leverage ratio, Minimum Capital Requirement to be Adequately Capitalized, Amount	$ 39,040	$ 35,247
Common Equity tier 1 capital ratio, Minimum Capital Requirement to be Adequately Capitalized, Amount	43,920
Tier 1 risk-based capital ratio, Minimum Capital Requirement to be Adequately Capitalized, Amount	33,113	21,095
Total risk-based capital ratio, Minimum Capital Requirement to be Adequately Capitalized, Amount	$ 44,150	$ 42,190
Tier 1 leverage ratio, Minimum Capital Requirement to be Adequately Capitalized, Ratio	4.00%	4.00%
Common Equity tier 1 capital ratio, Minimum Capital Requirement to be Adequately Capitalized, Ratio	4.50%	0.00%
Tier 1 risk-based capital ratio, Minimum Capital Requirement to be Adequately Capitalized, Ratio	6.00%	4.00%
Total risk-based capital ratio, Minimum Capital Requirement to be Adequately Capitalized, Ratio	8.00%	8.00%